Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,000,000	285,000,000	285,000,000
Common stock, shares issued	6,665,325	5,883,842	3,282,423
Common stock, shares outstanding	6,665,325	5,883,842	3,282,423
Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	200,491	200,491	212,991
Common stock, shares outstanding	200,491	200,491	212,991